Restatement of Previously Furnished Financial Statements - Restatement on each financial statement (Parenthetical) (Details) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Class A ordinary shares
CONDENSED BALANCE SHEET
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock Subject to Redemption
CONDENSED BALANCE SHEET
Temporary shares, par value, (per share)		0.0001	0.0001
Class B Common Stock
CONDENSED BALANCE SHEET
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001